Income Taxes - Summary of deferred tax assets and liabilities (Detail) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Accrued expense and others	¥ 129,000	¥ 80,000
Inventory provision	3,996,000	207,000
Impairment on prepayment	35,000
Product warranty	6,000	33,000
Tax loss	9,883,000
Total deferred tax assets	14,049,000
Valuation allowance	(503,000)
Total deferred tax assets	13,546,000	320,000
Deferred tax liabilities:
Accelerated tax depreciation	(647,000)	(362,000)
Total deferred tax liabilities	(647,000)	(362,000)
Deferred tax assets	12,899,000
Deferred tax liabilities		(42,000)
Net deferred tax assets	¥ 12,899,000
Net deferred tax liabilities		¥ (42,000)